DEBT (Details) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended							12 Months Ended						12 Months Ended			12 Months Ended			0 Months Ended		12 Months Ended				12 Months Ended						12 Months Ended				12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)	Dec. 31, 2013 Consolidated VIE's USD ($)	Dec. 31, 2012 Consolidated VIE's USD ($)	Dec. 31, 2013 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2013 Arabian Amines Company USD ($)	Dec. 31, 2013 Term loans USD ($)	Dec. 31, 2012 Term loans USD ($)	Dec. 31, 2013 Term loans Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2013 Term loans Sasol Huntsman GmbH and Co. KG EUR (€)	Dec. 31, 2013 Additional Term Loan USD ($)	Dec. 31, 2013 Senior Credit Facilities USD ($)	Dec. 31, 2012 Senior Credit Facilities USD ($)	Aug. 22, 2013 Senior Credit Facilities USD ($)	Mar. 11, 2013 Senior Credit Facilities USD ($)	Dec. 31, 2013 Other debt instruments USD ($)	Dec. 31, 2012 Other debt instruments USD ($)	Dec. 31, 2013 Revolving Facility USD ($)	Oct. 15, 2013 Revolving Facility USD ($)	Dec. 31, 2013 Revolving Facility Joint venture to be completed in 2014 USD ($)	Dec. 31, 2013 Revolving Facility Maximum	Dec. 31, 2013 Revolving Facility Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2013 Revolving Facility Sasol Huntsman GmbH and Co. KG EUR (€)	Mar. 11, 2013 Term Loan B USD ($)	Dec. 23, 2013 Term Loan C USD ($)	Dec. 31, 2013 Term Loan C USD ($)	Dec. 31, 2013 Extended Term Loan B USD ($)	Dec. 31, 2013 Extended Term Loans B Series 2 USD ($)	Dec. 31, 2013 Intercompany Note USD ($)	Dec. 31, 2013 Intercompany Note Minimum	Dec. 31, 2013 Intercompany Note Maximum	Dec. 31, 2013 2021 Senior Notes USD ($)	Dec. 31, 2013 2021 Senior Notes EUR (€)	Dec. 23, 2013 2021 Senior Notes USD ($)	Dec. 23, 2013 2021 Senior Notes EUR (€)	Dec. 31, 2013 2021 Senior Notes Prior to January 15, 2021	Dec. 31, 2013 2020 Senior Notes USD ($)	Mar. 04, 2013 2020 Senior Notes USD ($)	Nov. 19, 2012 2020 Senior Notes USD ($)	Dec. 31, 2013 2020 Senior Notes Prior to August 17, 2020	Dec. 31, 2013 2020 Senior Notes Occurrence of certain change of control events	Dec. 31, 2013 Senior Subordinated Notes, March 2020 USD ($)	Dec. 31, 2013 Senior Subordinated Notes, March 2021 USD ($)	Dec. 31, 2013 Accounts receivable programs USD ($)	Dec. 31, 2012 Accounts receivable programs USD ($)	Apr. 29, 2013 U.S. A/R Program Maturing April 2016	Dec. 31, 2013 U.S. A/R Program Maturing April 2016 USD ($)	Apr. 29, 2013 EU A/R Program Maturing April 2016	Dec. 31, 2013 EU A/R Program Maturing April 2016 USD ($)	Dec. 31, 2013 EU A/R Program Maturing April 2016 EUR (€)	Dec. 31, 2013 HPS (China) debt USD ($)	Dec. 31, 2012 HPS (China) debt USD ($)	Dec. 31, 2013 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Dec. 31, 2013 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Dec. 31, 2013 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Dec. 31, 2013 HPS (China) working capital loans and commercial drafts RMB borrowings USD ($)	Dec. 31, 2013 HPS (China) working capital loans and commercial drafts RMB borrowings CNY	Oct. 15, 2013 New Term Loan USD ($)	Dec. 31, 2013 SIDF Facility Arabian Amines Company USD ($)	Dec. 31, 2013 SIDF Facility Arabian Amines Company SAR	Dec. 31, 2013 Multi- purpose Islamic term facility Arabian Amines Company USD ($)	Dec. 31, 2013 Senior notes USD ($)	Dec. 31, 2012 Senior notes USD ($)	Dec. 31, 2013 Senior subordinated notes USD ($)	Dec. 31, 2012 Senior subordinated notes USD ($)
Debt
Total debt - excluding debt to affiliates	$ 3,910		$ 3,702			$ 247	$ 270		$ 169	$ 1,351	$ 1,565								$ 72	$ 72																											$ 248	$ 241						$ 40	$ 94							$ 120	451		$ 1,061	$ 568	$ 891	$ 892
Total current portion of debt	277	[1]	288	[1]		183	193																																																									49
Long-term portion	3,633	[1]	3,414	[1]		64	77
Notes payable to affiliates-current	100		100
Notes payable to affiliates-noncurrent	779		599
Total debt	4,789		4,401																																					647						541
Committed Amount												78	56								400				7	5
Revolving Increase provided by commitments																					200	200	600
Principal Outstanding																													50	962	342
Amount Outstanding														224							0							352	48	961	342				415	300				650	247				350	530				90		158	114			4	10	61	26	160
Reference rate																					USD LIBOR								USD LIBOR	USD LIBOR	USD LIBOR		U.S. A/R Program	LIBOR																USD LIBOR		GBP LIBOR, USD LIBOR or EURIBOR	GBP LIBOR, USD LIBOR or EURIBOR			LIBOR	Peoples Bank of china rate	Peoples Bank of china rate	Peoples Bank of china rate	Peoples Bank of china rate
Reference rate (as a percent)																					2.50%								2.25%	2.50%	3.00%		(0.10%)	(0.25%)																1.10%		1.35%	1.35%			0.48%	90.00%	90.00%
Amount of letter of credit and bank guarantees issued and outstanding																					17																													7
Weighted average interest rate at period end (as a percent)															3.00%																																												6.00%	6.00%
Interest rate (as a percent)																																			5.125%	5.125%				4.875%					8.625%	8.625%										1.00%	6.00%	6.00%
Principal amount of notes issued																	100	225																			415	300			250	400																			1,200
A/R Programs
Debt instrument covenant consolidated leverage ratio																								3.75
Reduction in applicable margin on borrowings (as a percent)																																																	1.10%		1.35%
Extension period of scheduled commitment termination date																																																	2 years		2 years
Repayment of debt																											193	368																												4	47	293
Maximum Funding Availability																																																		250		311	225
Percentage of principal amount at which the entity may redeem some or all of the notes																																							100.00%				100.00%	101.00%
Variable interest entity ownership percentage								50.00%	50.00%
Outstanding loan due to Huntsman Corporation																																872
Due to Huntsman Corporation, current																																100
Loss on early extinguishment of debt	51		80		7										17	2											1		16
Accounts receivable pledged as collateral																																															$ 521	$ 520
Percentage of amortization of the original principal amount																																																													1.00%
Percentage of guarantee, given by Zamil Group									100.00%
Percentage of interest in Zamil Group									50.00%

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."